DIVIDENDS - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended					12 Months Ended			0 Months Ended
	Dec. 04, 2014	Sep. 04, 2014	Jun. 06, 2014	Apr. 16, 2014	Feb. 25, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 12, 2015
Dividends [Line Items]
Aggregate dividend payment on consolidated net income attributable to Melco Crown Entertainment Limited, percentage					30.00%
Commencement period of new dividend policy					First quarter of 2014
Dividends Paid Amount Per Share	$ 0.0239	$ 0.0259	$ 0.0431	$ 0.1147
Dividends						$ 342,718	$ 0	$ 0
Dividends paid						342,718	0	0
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends				189,459		189,459
(Accumulated Losses) Retained Earnings [Member]
Dividends [Line Items]
Dividends						$ 153,259
Subsequent Event [Member]
Dividends [Line Items]
Dividends Payable Amount Per Share									$ 0.0171
Dividend payable date									Mar. 16, 2015
Dividends Payable, Date of Record									Mar. 04, 2015